Notes, Mortgage Notes and Obligations Payable	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009 Ergotron, Inc	Dec. 31, 2008 Ergotron, Inc
NOTES, MORTGAGE NOTES AND OBLIGATIONS PAYABLE

(G)	NOTES, MORTGAGE NOTES AND OBLIGATIONS PAYABLE

On April 26, 2011, the Company successfully completed the private placement of $500.0 million in aggregate principal amount of 8.5% Senior Notes due 2021 (the “8.5% Notes”). The Company also entered into a new senior secured term loan with a final maturity in 2017 and optional interest rates at the election of the Company, including LIBOR, as defined in the agreement, plus 4.0% with a LIBOR floor of 1.25% (the “Term Loan Facility”). The Company borrowed $350.0 million aggregate principal under the Term Loan Facility at a 5.25% interest rate on April 26, 2011, which resulted in net proceeds to the Company of approximately $348.2 million, after deducting an original issue discount of approximately $1.8 million. The Company received approximately $827.3 million of net proceeds in connection with the issuance of the 8.5% Notes and Term Loan Facility, after deducting approximately $20.9 million of underwriting commissions and legal, accounting and other expenses incurred. As discussed further below, the Company used approximately $825.0 million of these net proceeds to repurchase or redeem all of the Company’s 11% Senior Secured Notes, which included approximately $753.3 million of aggregate outstanding principal balance, approximately $37.8 million of tender and redemption premiums and approximately $33.9 million of accrued but unpaid interest as of the redemption dates. Net cash from these debt transactions of approximately $2.3 million was retained by the Company for general corporate purposes.

The following is a summary of sources and uses in the second quarter of 2011 related to these debt transactions:

(Amounts in millions)

Sources:
Proceeds from issuance of the 8.5% Notes	$500.0
Proceeds from Term Loan Facility after deducting original issue discount of approximately $1.8 million	348.2

Total sources	848.2

Uses:
Repurchase or redemption of 11% Notes	(753.3)
Tender and redemption premiums for 11% Notes	(37.8)
Accrued and unpaid interest through the date of tender or redemption	(33.9)

Subtotal — 11% Notes repurchase or redemption	(825.0)
Underwriting commissions and legal, accounting and other expenses	(20.9)

Total uses	(845.9)

Net cash to Nortek	$2.3

During the second quarter of 2011, the Company used approximately $731.1 million of the net proceeds to repurchase approximately 88.5% or approximately $666.6 million aggregate principal amount of the 11% Notes through a tender offer in accordance with the terms of the Company’s purchase and consent solicitation statement dated April 12, 2011 (the “Tender Offer”), which was completed on April 26, 2011. The Tender Offer entitled the holders of the 11% Notes to receive $1,052.50 per $1,000 in principal amount, plus accrued and unpaid interest, and resulted in a supplemental indenture to the 11% Notes, which substantially eliminated all affirmative and restrictive covenants and certain events of default under the indenture and provided for a shorter notice period in connection with a voluntary redemption. The Company used approximately $93.9 million to discharge its remaining obligations under the 11% Note indenture (approximately $86.7 million aggregated principal amount) through a deposit in trust funds sufficient to pay and discharge all remaining indebtedness, including accrued and unpaid interest, on the 11% Notes in conjunction with the notices of redemption sent to the remaining holders of the 11% Notes. Under the terms of the supplemental indenture to the 11% Notes, the Company was permitted to redeem $75.0 million aggregate principal amount at 103%, plus accrued and unpaid interest, and the remaining $11.7 million aggregate principal amount at 105%, plus accrued and unpaid interest.

As certain holders of the new 8.5% Notes and Term Loan Facility had previously held the 11% Notes up to the time of their repurchase or redemption, in accordance with Accounting Standards Codification 470-50, “Debt Modifications and Extinguishments” (“ASC 470-50”), the Company determined that, of the total approximately $60.5 million of original issue discounts, underwriting commissions, legal, accounting and other expenses and tender and redemption premiums, approximately $33.8 million should be recorded as a loss on debt retirement and that approximately $11.2 million and $15.5 million should be recorded as deferred debt expense and debt discount, respectively, and amortized over the lives of the respective debt instruments. The approximately $11.2 million of deferred debt expense was allocated approximately $6.3 million to the 8.5% Notes and approximately $4.9 million to the Term Loan Facility. The approximately $15.5 million of debt discount was allocated approximately $7.2 million to the 8.5% Notes and approximately $8.3 million to the Term Loan Facility.

8.5% Senior Notes due 2021

The 8.5% Notes are unconditionally guaranteed on a senior unsecured basis by each of the Company’s current and future domestic restricted subsidiaries that guarantee any of the Company’s other indebtedness. Interest on the 8.5% Notes accrues at the rate of 8.5% per annum and is payable semi-annually in arrears on April 15 and October 15, commencing on October 15, 2011, until maturity. Interest on the 8.5% Notes accrues from the date of original issuance or, if interest has already been paid, from the date it was most recently paid. Interest is computed on the basis of a 360-day year comprised of twelve 30-day months.

At any time prior to April 15, 2014, the Company may redeem up to 35% of the aggregate principal amount of the 8.5% Notes with the net cash proceeds from certain equity offerings (as defined) at a redemption price of 108.5% plus accrued and unpaid interest, provided that at least 65% of the original aggregate principal amount of the 8.5% Notes remains outstanding after the redemption and the redemption occurs within 90 days of the date of the closing of such equity offerings (as defined). On or after April 15, 2016, the 8.5% Notes are redeemable at the option of the Company, in whole or in part, at any time and from time to time, on or after April 15, 2016 at 104.25%, declining to 102.125% on April 15, 2017, declining to 101.063% on April 15, 2018 and further declining to 100.0% on April 15, 2019.

In addition, at any time and from time to time prior to April 15, 2016, the Company may redeem all or any portion of the 8.5% Notes outstanding at a redemption price equal to (a) 100% of the aggregate principal amount of the 8.5% Notes to be redeemed together with accrued and unpaid interest to such redemption date, plus (b) the “Make Whole Amount”. The “Make Whole Amount” means, with respect to the 8.5% Notes at any redemption date, the greater of (i) 1.0% of the principal amount of the 8.5% Notes and (ii) the excess, if any, of (a) an amount equal to the present value of (1) the redemption price of the 8.5% Notes at April 15, 2016 plus (2) the remaining scheduled interest payments of the 8.5% Notes to be redeemed to April 15, 2016, computed using a discount rate equal to the Treasury Rate plus 0.5%, over (b) the principal amount of the 8.5% Notes to be redeemed.

Pursuant to the registration rights agreement with the initial purchasers of the 8.5% Notes, the Company has agreed it will use reasonable best efforts to file and cause to become effective a registration statement with respect to an offer to exchange the 8.5% Notes for a new series of registered notes with substantially similar terms or file and cause to become effective a shelf registration statement with respect to the 8.5% Notes on or before the 390th day after the issuance date of the 8.5% Notes. If the Company is not in compliance with this obligation, special interest will accrue at a rate of 0.25% per annum during the 90-day period immediately following the occurrence of the registration default and will increase by 0.25% per annum at the end of each subsequent 90-day period, but in no event will the special interest rate exceed 1.00% per annum.

The indenture governing the 8.5% Notes contains certain restrictive financial and operating covenants including covenants that restrict, among other things, the payment of cash dividends, the incurrence of additional indebtedness, the making of certain investments, mergers, consolidations and the sale of assets (all as defined in the indenture and other agreements).

Term Loan Facility

The Term Loan Facility is repayable in quarterly installments of $875,000 with a balloon payment for the remaining balance due on April 26, 2017.

The Term Loan Facility provides that, after April 26, 2011, the Company may request additional tranches of term loans in an aggregate amount not to exceed $200.0 million. Availability of such additional tranches of term loans will be subject to the absence of any default, a pro forma secured leverage ratio test and, among other things, the receipt of commitments by existing or additional financial institutions.

Loans under the Term Loan Facility bear interest, at the Company’s option, at a rate per annum equal to either (1) base rate (as defined in the credit agreement governing the Term Loan Facility) or (2) LIBOR (as defined in the credit agreement governing the Term Loan Facility), in each case plus an applicable margin. The weighted average interest rate under the Term Loan Facility at October 1, 2011 was 5.25%.

The credit agreement governing the Company’s Term Loan Facility requires the Company to prepay outstanding term loans, subject to certain exceptions, with:

•	50% (subject to reduction to 25% and 0% based upon the Company’s secured leverage ratio) of the Company’s annual excess cash flow, commencing with the fiscal year ended December 31, 2012;

•	100% of the net cash proceeds of certain asset sales and casualty and condemnation events, subject to reinvestment rights and certain other exceptions; and

•	100% of the net cash proceeds of any issuance of debt, other than debt permitted under the Term Loan Facility.

Certain voluntary prepayments on or prior to the first anniversary of the closing of the Term Loan Facility are subject to a call premium of 1%. Otherwise, the Company may voluntarily prepay outstanding loans at any time without premium or penalty other than customary “breakage” costs with respect to LIBOR loans.

The Term Loan Facility agreement contains certain restrictive financial and operating covenants, including covenants that restrict the Company’s ability and the ability of its subsidiaries to complete acquisitions, pay dividends, incur indebtedness, make investments, sell assets and take certain other corporate actions.

Other Indebtedness

The indenture governing the 10% Senior Notes due 2018 (the “10% Notes”) contains certain restrictive financial and operating covenants including covenants that restrict, among other things, the payment of cash dividends, the incurrence of additional indebtedness, the making of certain investments, mergers, consolidations and the sale of assets (all as defined in the indenture and other agreements). As of October 1, 2011, the Company had the capacity to make certain payments, including dividends, under the 10% Notes of approximately $25.0 million.

On October 21, 2011, the Company notified the Trustee for the 10% Notes of the existence of a default, as defined in the related indenture, resulting from the Company’s failure to timely provide a current report on Form 8-K including certain financial statements required by Item 9.01 of Form 8-K related to the Company’s acquisition of Ergotron. The Company has subsequently filed an amendment to the Form 8-K relating to the Ergotron acquisition, which includes such financial statements, on November 10, 2011. Accordingly, there was no Event of Default, as defined in the indenture, and the Company is in compliance with the terms, covenants and conditions set forth in the indenture relating to the 10% Notes.

At October 1, 2011 and December 31, 2010, the Company’s subsidiary, Best, was not in compliance with certain maintenance covenants with respect to one of its loan agreements with borrowings outstanding of approximately $0.8 million and $1.4 million at October 1, 2011 and December 31, 2010, respectively. As a result, the Company reclassified the long-term portion of outstanding borrowings under this agreement of approximately $0.6 million as a current liability on its consolidated balance sheet at December 31, 2010. The lender has not taken any action related to the covenant noncompliance at this time. The next measurement date for the maintenance covenant is for the year ended December 31, 2011 and the Company believes it is probable that Best will not be in compliance with such covenants at such time. No assurances can be given that the lender will continue to not take any action and accordingly, the Company could be required to repay this outstanding borrowing if non-compliance is not cured or waived, as the case may be. In the event this lender accelerates this loan, additional indebtedness of Best under a different loan agreement with borrowings outstanding of approximately $1.1 million and $1.7 million at October 1, 2011 and December 31, 2010, respectively, could also become immediately due and payable if such cross-default is not waived. As a result, the Company has also reclassified the long-term portion of this additional indebtedness of approximately $0.2 million and $0.9 million as a current liability on its consolidated balance sheet at October 1, 2011 and December 31, 2010, respectively.

On October 28, 2011, we voluntarily repaid $25.0 million of outstanding borrowings under our ABL Facility and accordingly have classified such amount as current maturities of long-term debt in the accompanying unaudited condensed consolidated balance sheet.

8.	NOTES, MORTGAGE NOTES AND OBLIGATIONS PAYABLE

Notes payable and other short-term obligations

Short-term bank obligations at December 31, 2010 and 2009 consist of the following:

	December 31,
	2010	2009
	(Amounts in millions)

Secured lines of credit and bank advances of the Company’s foreign subsidiaries	$8.6	$13.4

Short-term bank obligations of the Company’s foreign subsidiaries are secured by accounts receivable of the Company’s foreign subsidiaries with an aggregate net book value of approximately $8.6 million and have a weighted average interest rate of approximately 3.7% at December 31, 2010.

Notes, Mortgage Notes and Obligations Payable

Notes, mortgage notes and obligations payable, included in the accompanying consolidated balance sheet at December 31, 2010 and 2009, consist of the following:

	December 31,
	2010	2009
	(Amounts in millions)

11% Senior Secured Notes due 2013	$753.3	$753.3
10% Senior Unsecured Notes due 2018	250.0	—
ABL Facility	85.0	90.0
Mortgage notes payable	2.6	3.1
Other	20.1	25.5

	1,111.0	871.9
Less amounts included in current liabilities	9.2	36.5

	$1,101.8	$835.4

10% Senior Unsecured Notes due 2018

On November 23, 2010, the Company sold $250.0 million principal amount of 10% Senior Unsecured Notes due December 1, 2018 (the “10% Notes”). The 10% Notes were issued for general corporate purposes, including the acquisition of Ergotron (Note 5, “Acquisitions”) and are unconditionally guaranteed on a senior unsecured basis by each of the Company’s current and future domestic subsidiaries that guarantee its obligations under the ABL Facility. Net proceeds from the sale of the 10% Notes, after deducting underwriting commissions and expenses, amounted to approximately $243.2 million.

Interest on the 10% Notes accrues at the rate of 10% per annum and is payable semi-annually in arrears on June 1 and December 1, commencing on June 1, 2011, until maturity. Interest on the 10% Notes accrues from the date of original issuance or, if interest has already been paid, from the date it was most recently paid. Interest is computed on the basis of a 360-day year comprised of twelve 30-day months.

At any time prior to December 1, 2013, the Company may redeem up to 35% of the aggregate principal amount of the 10% Notes with the net cash proceeds from certain equity offerings (as defined) at a redemption price of 110.0% plus accrued and unpaid interest, provided that at least 65% of the original aggregate principal amount of the 10% Notes remains outstanding after the redemption and the redemption occurs within 90 days of the date of the closing of such equity offerings (as defined). On or after December 1, 2014 the 10% Notes are redeemable at the option of the Company, in whole or in part, at any time and from time to time, on or after December 1, 2014 at 105.0%, declining to 102.5% on December 1, 2015 and further declining to 100.0% on December 1, 2016.

In addition, at any time and from time to time prior to December 1, 2014, the Company may redeem all or any portion of the 10% Notes outstanding at a redemption price equal to (a) 100% of the aggregate principal amount of the 10% Notes to be redeemed together with accrued and unpaid interest to such redemption date, plus (b) the “Make Whole Amount”. The “Make Whole Amount” means, with respect to the 10% Notes at any redemption date, the greater of (i) 1.0% of the principal amount of the 10% Notes and (ii) the excess, if any, of (a) an amount equal to the present value of (1) the redemption price of the 10% Notes at December 1, 2014 plus (2) the remaining scheduled interest payments of the 10% Notes to be redeemed, computed using a discount rate equal to the Treasury Rate plus 50 basis points, over (b) the principal amount of the 10% Notes to be redeemed.

Pursuant to the registration rights agreement with the initial purchasers of the 10% Notes, the Company has agreed it will use reasonable best efforts to file and cause to become effective a registration statement with respect to an offer to exchange the 10% Notes for a new series of registered notes with substantially similar terms or file and cause to become effective a shelf registration statement with respect to the 10% Notes on or before the 390th day after the issuance date of the 10% Notes. If the Company is not in compliance with this obligation, special interest will accrue at a rate of 0.25% per annum during the 90-day period immediately following the occurrence of the registration default and will increase by 0.25% per annum at the end of each subsequent 90-day period, but in no event will the special interest rate exceed 1.00% per annum.

The indenture governing the 10% Notes contains certain restrictive financial and operating covenants including covenants that restrict, among other things, the payment of cash dividends, the incurrence of additional indebtedness, the making of certain investments, mergers, consolidations and the sale of assets (all as defined in the indenture and other agreements). As of December 31, 2010, the Company had the capacity to make certain payments, including dividends, under the 10% Notes of approximately $25.0 million.

11% Senior Secured Notes due 2013

In connection with the Prepackaged Plans as approved by the Bankruptcy Court, on December 17, 2009, the Company issued 11% Senior Secured Notes due December 1, 2013 (the “11% Notes”) totaling approximately $753.3 million. The 11% Notes were issued to replace the 10% Notes cancelled under the Chapter 11 proceedings and are guaranteed on a senior secured basis by substantially all of the Company’s subsidiaries located in the United States.

Interest on the 11% Notes accrues at the rate of 11% per annum and is payable semi-annually in arrears on June 1 and December 1, commencing on June 1, 2010, until maturity. Interest on the 11% Notes accrues from the date of original issuance or, if interest has already been paid, from the date it was most recently paid. Interest is computed on the basis of a 360-day year comprised of twelve 30-day months.

The 11% Notes contain an optional redemption provision whereby not more than once during any twelve-month period the Company may redeem the 11% Notes at a redemption price equal to 103.0% plus accrued and unpaid interest, provided that the aggregate amount of these redemptions does not exceed $75.0 million. At any time prior to June 1, 2011, the Company may redeem up to 35% of the aggregate principal amount of the 11% Notes with the net cash proceeds from certain equity offerings at a redemption price of 110.0% plus accrued and unpaid interest, provided that at least 65% of the original aggregate principal amount of the 11% Notes remains outstanding after the redemption. On or after June 1, 2011 the 11% Notes are redeemable at the option of the Company, in whole or in part, at any time and from time to time, on or after June 1, 2011 at 105.0%, declining to 102.5% on June 1, 2012 and further declining to 100.0% on June 1, 2013.

In addition, at any time and from time to time prior to June 1, 2011, the Company may redeem all or any portion of the 11% Notes outstanding at a redemption price equal to (a) 100% of the aggregate principal amount of the 11% Notes to be redeemed together with accrued and unpaid interest to such redemption date, plus (b) the “Make Whole Amount”. The “Make Whole Amount” means, with respect to the 11% Notes at any redemption date, the greater of (i) 1.0% of the principal amount of the 11% Notes and (ii) the excess, if any, of (a) an amount equal to the present value of (1) the redemption price of the 11% Notes at June 1, 2011 plus (2) the remaining scheduled interest payments of the 11% Notes to be redeemed, computed using a discount rate equal to the Treasury Rate plus 50 basis points, over (b) the principal amount of the 11% Notes to be redeemed.

The 11% Notes are secured by a first-priority lien on substantially all of the Company’s and its domestic subsidiaries’ tangible and intangible assets, except those assets securing the ABL Facility on a first-priority basis. The Company’s 11% Notes have a second-priority lien on the ABL Facility’s first-priority collateral and rank equally with all future senior secured indebtedness of the Company. If the Company experiences a change in control, each holder of the notes will have the right to require the Company to purchase the notes at a price equal to 101% of the principal amount thereof. In addition, a change of control may constitute an event of default under the ABL Facility.

The indenture governing the 11% Notes contains certain restrictive financial and operating covenants including covenants that restrict, among other things, the payment of cash dividends, the incurrence of additional indebtedness, the making of certain investments, mergers, consolidations and the sale of assets (all as defined in the indenture and other agreements).

Amended & Restated $300.0 million senior secured asset-based revolving credit facility

In December 2010, Nortek entered into an amended and restated $300.0 million ABL Facility, which replaced Nortek’s three-year $300.0 million senior secured asset-based revolving credit facility dated March 2010. In conjunction with amending the ABL Facility, the Company incurred fees and expenses of approximately $2.7 million.

The ABL Facility consists of a $280.0 million U.S. facility (with a $60.0 million sublimit for the issuance of U.S. standby letters of credit and a $20.0 million sublimit for U.S. swingline loans) and a $20.0 million Canadian facility. As of December 31, 2010, the Company had approximately $85.0 million in outstanding borrowings and approximately $17.5 million in outstanding letters of credit under the ABL Facility and, based on the December 31, 2010 borrowing base calculations, the Company had excess availability of approximately $149.4 million under the ABL Facility.

There are limitations on the Company’s ability to incur the full $300.0 million of commitments under the ABL Facility. Availability is limited to the lesser of the borrowing base under the ABL Facility and $300.0 million. The borrowing base at any time will equal the sum (subject to certain reserves and other adjustments) of:

•	85% of the net amount of eligible accounts receivable;
•	85% of the net orderly liquidation value of eligible inventory; and
•	available cash subject to certain limitations as specified in the ABL Facility.

The interest rates applicable to loans under the ABL Facility are, at the Company’s option, equal to either an adjusted LIBOR rate for a one, two, three or six month interest period (or a nine or twelve month period, if available) or an alternate base rate chosen by the Company, plus an applicable margin percentage ranging from 2.25% to 2.75% for U.S. Borrowings, and 1.25% to 1.75% for Canadian Borrowings, depending on the Company’s Average Excess Availability (as defined in the ABL Facility). The alternate base rate will be the greater of (1) the Federal Funds rate plus 0.50%, (2) 1.00% plus the LIBOR rate for a 30 day interest period as determined on such day, or (3) the prime rate. Interest shall be payable at the end of the selected interest period, but no less frequently than quarterly. At December 31, 2010, the weighted average interest rate on the ABL Facility was approximately 5.5%.

The Company will be required to deposit cash from its material deposit accounts (including all concentration accounts) daily in collection accounts maintained with the administrative agent under the ABL Facility, which will be used to repay outstanding loans and cash collateralized letters of credit, if (i) excess availability (as defined in the ABL Facility) falls below the greater of $35.0 million or 15% of the borrowing base or (ii) an event of default has occurred and is continuing. In addition, under the ABL Facility, if (i) excess availability falls below the greater of $30.0 million or 12.5% of the borrowing base or (ii) an event of default has occurred and is continuing, the Company will be required to satisfy and maintain a consolidated fixed charge coverage ratio measured on a trailing four quarter basis of not less than 1.1 to 1.0. The Company’s ability to meet the required fixed charge coverage ratio can be affected by events beyond its control. A breach of any of these covenants could result in a default under the ABL Facility. Based on the December 31, 2010 borrowing base calculations, at December 31, 2010, the Company had approximately $111.6 million of excess availability before triggering the cash deposit requirements as discussed above.

Additional borrowings under the ABL Facility require the Company and its subsidiaries to make certain customary representations and warranties as of the date of such additional borrowing. In the event that the Company and its subsidiaries are unable to make such representations and warranties on such borrowing date, then the lenders under the ABL Facility may not honor such request for additional borrowing. The ABL Facility also provides the lenders considerable discretion to impose reserves or availability blocks, which could materially impair the amount of borrowings that would otherwise be available to the Company and its subsidiaries and may require the Company to repay certain amounts outstanding under the ABL Facility. There can be no assurance that the lenders under the ABL Facility will not impose such actions during the term of the ABL Facility.

The credit agreement for the ABL Facility contains certain restrictive financial and operating covenants, including covenants that restrict the Company’s ability and the ability of its subsidiaries to complete acquisitions, pay dividends, incur indebtedness, make investments, sell assets and take certain other corporate actions.

Pre-Petition Senior Notes and the Predecessor ABL Facility — 2008 Transactions

On May 20, 2008, the Predecessor sold $750.0 million of its 10% Senior Notes due 2013 (the “Predecessor 10% Notes”) at a discount of approximately $7.8 million, which was being amortized over the life of the issue. Net proceeds from the sale of the Predecessor 10% Notes, after deducting underwriting commissions and expenses, amounted to approximately $721.2 million.

In connection with the offering of the Predecessor 10% Notes, Nortek also entered into the Predecessor ABL Facility, of which $50.0 million was drawn at closing. The Predecessor incurred fees and expenses of approximately $12.8 million, which were capitalized and were being recognized as non-cash interest expense over the term of the Predecessor ABL Facility.

The net proceeds from the Predecessor 10% Notes and the Predecessor ABL Facility were used to repay all of the outstanding indebtedness on May 20, 2008 under Nortek’s then existing senior secured credit facility, which included approximately $675.5 million outstanding under Nortek’s senior secured term loan and approximately $80.0 million outstanding under the revolving portion of the Nortek senior secured credit facility plus accrued interest and related fees and expenses. The redemption of Nortek’s senior secured term loan resulted in a pre-tax loss of approximately $9.9 million in the second quarter of 2008, primarily as a result of writing off unamortized deferred debt expense.

Other Indebtedness

At December 31, 2010, the Company’s subsidiary, Best, was not in compliance with certain maintenance covenants with respect to one of its loan agreements with borrowings outstanding of approximately $1.4 million at December 31, 2010. As a result, the Company reclassified the long-term portion of outstanding borrowings under this agreement of approximately $0.6 million as a current liability on its consolidated balance sheet at December 31, 2010. The lender has not taken any action related to the covenant noncompliance at this time. The next measurement date for the maintenance covenant is for the year ended December 31, 2011 and the Company believes it is probable that Best will not be in compliance with such covenants at such time. No assurances can be given that the lender will continue to not take any action and accordingly, the Company could be required to repay this outstanding borrowing if non-compliance is not cured or waived, as the case may be. In the event this lender accelerates this loan, additional indebtedness of Best under a different loan agreement with borrowings outstanding of approximately $1.7 million at December 31, 2010 could also become immediately due and payable if such cross-default is not waived. As a result, the Company has also reclassified the long-term portion of this additional indebtedness of approximately $0.9 million as a current liability on its consolidated balance sheet at December 31, 2010.

At December 31, 2009, the Company’s subsidiary, Best, was not in compliance with certain maintenance covenants with respect to certain loan agreements and as a result, the Company reclassified approximately $4.1 million of outstanding borrowings under such long-term debt agreements as a current liability on its consolidated balance sheet at December 31, 2009.

Mortgage notes payable of approximately $2.6 million outstanding at December 31, 2010 includes various mortgage notes and other related indebtedness payable in installments through 2019. These notes have a weighted average interest rate of approximately 3.1% and are collateralized by property and equipment with an aggregate net book value of approximately $7.6 million at December 31, 2010.

Other obligations of approximately $20.1 million outstanding at December 31, 2010 include borrowings relating to equipment purchases, notes payable issued for acquisitions and other borrowings bearing interest at rates ranging from approximately 1.8% to 15.0% and maturing at various dates through 2018. Approximately $11.8 million of such indebtedness is collateralized by property and equipment with an aggregate net book value of approximately $14.7 million at December 31, 2010.

Scheduled Maturities

The maturities for the Company’s notes, mortgage notes and obligations payable (excluding approximately $2.0 million of debt discount) were:

Year Ended	Debt Obligation
December 31,	Maturities
(Amounts in millions)

2011	$9.9
2012	3.8
2013	843.3
2014	2.4
2015	2.1
Thereafter	251.5

NOTE F —	FINANCING ARRANGEMENTS

The Company’s financing arrangements consisted of the following at December 31:

2009

Long-term obligations:
Mortgage loan, payable in monthly installments of $18,750 through November 2010, plus interest	$3,581,250
Revolving line of credit, variable interest, effective rate of 4.5% at December 31, 2009, due July 31, 2010	4,735,862

8,317,112
Less current maturities of long-term obligations	8,317,112

$—

The Company has a credit agreement with Wells Fargo Bank National Association consisting of a mortgage loan and a revolving line of credit. The credit agreement incorporates security agreements pledging all rights to payment, inventory, and equipment as security for the loans. The mortgage loan is secured by real property located at the Company’s world headquarters in Eagan, Minnesota.

Mortgage Loan

The mortgage loan bears interest at a fluctuating rate equal to daily LIBOR plus 1.75%. At December 31, 2009 the effective interest rate was 1.919%. In conjunction with the mortgage loan, the Company entered into two interest rate swap agreements in the total notional amount of $3,581,250 at December 31, 2009, at a weighted-average fixed rate of 6.66%. These swap agreements have been designated as an interest rate hedge against the floating LIBOR rate associated with the mortgage loan, effectively fixing the mortgage loan at the weighted-average fixed swap rate. The total notional amount of the swap agreements will decrease by $18,750 per month through October 2010, with a final reduction of the balance in November 2010.

Revolving Line of Credit

The revolving line of credit provides for available borrowings of $18,000,000 through January 1, 2010. After January 1, 2010, the available borrowings are reduced to $13,500,000 through July 31, 2010. Interest under the new line of credit is at a fluctuating rate of 2.25% above 30 day LIBOR subject to a minimum interest rate of 4.5%. Borrowings under the line of credit are not limited to any borrowing base calculation. The Company expects to renew its revolving line of credit in 2010 under similar terms and conditions.

All amounts due on the revolving line of credit and long-term obligations may be paid in part or in full at any time prior to maturity without penalty. The interest rate swap agreements if sold or terminated prior to maturity will result in gain or loss to the Company. The credit agreement requires the Company to meet certain financial covenants as defined in the agreement. At December 31, 2009, the Company was in compliance with all covenants and terms of the agreement.

NOTE G —	FINANCING ARRANGEMENTS

The Company’s financing arrangements consisted of the following at December 31, 2008:

2008

Long-term obligations:
Mortgage loan, payable in monthly installments of $18,750 through November 2010, plus interest	$3,806,250
Revolving line of credit, variable interest, effective rate of 1.65% at December 31, 2008, due July 31, 2010	9,984,495

13,790,745
Less current maturities of long-term obligations	225,000

$13,565,745

The Company has a credit agreement with Wells Fargo Bank National Association consisting of a mortgage loan and a revolving line of credit. The credit agreement incorporates security agreements pledging all rights to payment, inventory, and equipment as security for the loans. The mortgage loan is secured by real property located at the Company’s world headquarters in Eagan, Minnesota.

Mortgage Loan

The mortgage loan bears interest at a fluctuating rate equal to daily LIBOR plus 1.75%. At December 31, 2008 the effective interest rate was 1.885%. In conjunction with the mortgage loan, the Company entered into two interest rate swap agreements in the total notional amount of $3,806,250 at December 31, 2008, at a weighted-average fixed rate of 6.66%. These swap agreements have been designated as an interest rate hedge against the floating LIBOR rate associated with the mortgage loan, effectively fixing the mortgage loan at the weighted-average fixed swap rate. The total notional amount of the swap agreements will decrease by $18,750 per month through October 2010, with a final reduction of the balance in November 2010.

Revolving Line of Credit

The revolving line of credit provided for available borrowings of up to $22,500,000 through January 1, 2009 at which time maximum available borrowings under the line decreased to $18,000,000. As of December 31, 2008, the Company had approximately $12,500,000 of available borrowings. At the Company’s option, borrowings under the revolving line of credit bear interest at a fluctuating rate equal to 0.75% below the prime rate, at a fluctuating rate equal to 1.4% above daily LIBOR, or at a fixed rate per annum of 1.4% above a monthly LIBOR rate in effect on the first day of an applicable fixed rate term of one to twelve months. In March 2009, the Company replaced the line of credit with a new revolving line of credit with available borrowings of $18,000,000 through January 1, 2010. After January 1, 2010, the available borrowings are reduced to $13,500,000 through July 31, 2010. Interest under the new line of credit is at a fluctuating rate of 2.25% above 30 day LIBOR subject to a minimum interest rate of 4.5%. Borrowings under both the old and the new line of credit are not limited to any borrowing base calculation.

Prior to December 2007, the Company had a revolving line of credit limited to maximum borrowings of $6,500,000. The amount of available borrowings were subject to a borrowing base restriction based on advance rates of eligible accounts receivable and inventory. At the Company’s option, borrowings under the revolving line of credit bore interest at a fluctuating rate equal to 0.5% below the prime rate, at a fluctuating rate equal to 1.5% above daily LIBOR or at a fixed rate per annum of 1.5% above a monthly LIBOR rate in effect on the first day of an applicable fixed rate term of one to twelve months.

Term loan

The term loan was paid in full during 2008. The term loan was payable in equal monthly payments of $75,000 plus interest at 30-day LIBOR plus 1.75%. At December 31, 2007 the effective interest rate was 6.605%. In conjunction with the term loan, the Company entered into an interest rate swap agreement in the notional amount of $375,000 at December 31, 2007 at a fixed rate of 5.93%, which had been designated as an interest rate hedge against the floating LIBOR rate associated with the term loan, effectively fixing the rate on a portion of the term loan that is equal to the notional amount of the swap at the swap rate. Under the terms of the swap agreement the notional amount equaled the principal balance of the term loan at December 31, 2007 and decreased by $75,000 per month thereafter in order to coincide with the scheduled principal balance of the term loan through its maturity.

All amounts due on the revolving line of credit and long-term obligations may be paid in part or in full at any time prior to maturity without penalty. The interest rate swap agreements if sold or terminated prior to maturity will result in gain or loss to the Company. The credit agreement requires the Company to meet certain financial covenants as defined in the agreement. At December 31, 2008, the Company was in default of two of the financial covenants. In March 2009, the Company and the bank amended the terms of the credit agreement in which the bank granted a waiver of the defaults. Management believes that the Company will remain in compliance with all covenants and terms of the agreement as amended.

Future maturities of long-term obligations at December 31, 2008 were as follows:

Year Ending December 31

2009	$225,000
2010	13,565,745

Total future maturities of long-term obligations	$13,790,745